Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 108,284	$ 105,116
ECL provision	(196)	(257)
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	61,894	61,700
ECL provision	(155)	(205)
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	20,972	17,081
ECL provision	(41)	(63)
Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39,478	41,372
ECL provision	(114)	(142)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,444	3,247
ECL provision	0	0
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46,390	43,416
ECL provision	(41)	(52)
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	40,778	40,134
ECL provision	(38)	(50)
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,611	3,282
ECL provision	(3)	(2)
Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,254	6,583
Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,457	3,482
Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,797	3,018
Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	82
Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,653	588
Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,636	574
Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17	14
Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	21,247	19,289
Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,064	4,623
Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,183	14,516
Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	150
Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	18,032	14,854
Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,594	13,505
Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,438	1,349
Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,241	12,105
Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,535	3,522
Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,651	8,583
Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	55	0
Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,049	6,889
Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,627	5,958
Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,422	931
Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,444	16,610
Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,757	4,293
Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,298	9,302
Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,389	3,015
Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,836	9,119
Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,752	8,488
Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,084	632
Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,512	6,840
Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,009	991
Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,502	5,850
Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,709	11,858
Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,107	11,501
Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	602	357
Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	196	273
Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	170
Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46	104
Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	111	109
Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	63	108
Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	48	0
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	101,971	93,337
ECL provision	(121)	(119)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,695	14,687
ECL provision	(18)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37,097	36,894
ECL provision	(72)	(74)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,444	3,247
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	38,207	35,233
ECL provision	(28)	(29)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,527	3,277
ECL provision	(3)	(2)
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,457	3,482
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,797	3,018
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,636	574
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17	14
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,037	4,219
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,917	13,589
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,250	12,940
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,438	1,349
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,375	2,688
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,416	6,873
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,304	4,517
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,422	930
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,075	3,558
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,127	8,739
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,346	6,609
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,082	630
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	752	739
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,840	4,676
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,671	10,593
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	568	355
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,006	11,396
ECL provision	(60)	(104)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,127	2,225
ECL provision	(8)	(15)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,335	4,374
ECL provision	(42)	(68)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,508	4,792
ECL provision	(10)	(21)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	5
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	27	404
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	266	927
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	344	565
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	1
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	160	834
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	235	1,711
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	323	1,441
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	1
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	682	736
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,171	563
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,406	1,879
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	2
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	258	252
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	663	1,174
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	436	908
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	34	1
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	307	382
ECL provision	(15)	(34)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	170
ECL provision	(15)	(34)
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46	104
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	63	108
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	48	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	170
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46	104
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	63	108
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	48	0
UBS AG
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	109,878	107,059
ECL provision	(196)	(257)
UBS AG | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	61,894	61,700
ECL provision	(155)	(205)
UBS AG | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	20,972	17,081
ECL provision	(41)	(63)
UBS AG | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39,478	41,372
ECL provision	(114)	(142)
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,444	3,247
ECL provision	0	0
UBS AG | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	47,984	45,359
ECL provision	(41)	(52)
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	42,373	42,077
ECL provision	(38)	(50)
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,611	3,282
ECL provision	(3)	(2)
UBS AG | Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,254	6,583
UBS AG | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,457	3,482
UBS AG | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,797	3,018
UBS AG | Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	82
UBS AG | Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,653	588
UBS AG | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,636	574
UBS AG | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17	14
UBS AG | Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	21,247	19,289
UBS AG | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,064	4,623
UBS AG | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,183	14,516
UBS AG | Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	150
UBS AG | Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,249	16,797
UBS AG | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,811	15,448
UBS AG | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,438	1,349
UBS AG | Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,241	12,105
UBS AG | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,535	3,522
UBS AG | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,651	8,583
UBS AG | Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	55	0
UBS AG | Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,049	6,889
UBS AG | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,627	5,958
UBS AG | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,422	931
UBS AG | Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,444	16,610
UBS AG | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,757	4,293
UBS AG | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,298	9,302
UBS AG | Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,389	3,015
UBS AG | Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,214	9,119
UBS AG | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,130	8,488
UBS AG | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,084	632
UBS AG | Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,512	6,840
UBS AG | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,009	991
UBS AG | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,502	5,850
UBS AG | Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,709	11,858
UBS AG | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,107	11,501
UBS AG | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	602	357
UBS AG | Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	196	273
UBS AG | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	170
UBS AG | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46	104
UBS AG | Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	111	109
UBS AG | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	63	108
UBS AG | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	48	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	103,565	95,281
ECL provision	(121)	(119)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,695	14,687
ECL provision	(18)	(14)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37,097	36,894
ECL provision	(72)	(74)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,444	3,247
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	39,802	37,176
ECL provision	(28)	(29)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,527	3,277
ECL provision	(3)	(2)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,457	3,482
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,797	3,018
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,636	574
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17	14
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,037	4,219
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,917	13,589
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,467	14,883
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,438	1,349
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,375	2,688
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,416	6,873
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,304	4,517
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,422	930
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,075	3,558
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	7,127	8,739
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,724	6,609
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,082	630
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	752	739
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,840	4,676
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,671	10,593
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	568	355
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,006	11,396
ECL provision	(60)	(104)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,127	2,225
ECL provision	(8)	(15)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,335	4,374
ECL provision	(42)	(68)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,508	4,792
ECL provision	(10)	(21)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36	5
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	27	404
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	266	927
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	344	565
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	160	834
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	235	1,711
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	323	1,441
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	682	736
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,171	563
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,406	1,879
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	2
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	258	252
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	663	1,174
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	436	908
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	34	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	307	382
ECL provision	(15)	(34)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	170
ECL provision	(15)	(34)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46	104
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	63	108
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	48	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	170
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	46	104
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	63	108
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Table]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 48	$ 0